Document And Entity Information	Aug. 28, 2020
Document Information [Line Items]
Entity, Registrant Name	NORTHWEST INDIANA BANCORP
Document, Type	8-K
Document, Period End Date	Aug. 28, 2020
Entity, Incorporation, State or Country Code	IN
Entity, File Number	000-26128
Entity, Tax Identification Number	35-1927981
Entity, Address, Address Line One	9204 Columbia Avenue
Entity, Address, City or Town	Munster
Entity, Address, State or Province	IN
Entity, Address, Postal Zip Code	46321
City Area Code	219
Local Phone Number	836-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000919864